Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost and Supplemental Cash Flows Information

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the years ended December 31,
	2025	2024
Operating leases cost	$465,389	$436,658
Short-term lease cost	-	-
Total	$465,389	$436,658

Supplemental cash flows information related to leases was as follows:

	For the years ended December 31,
	2025	2024	2023
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$402,179	$382,401	$340,756
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$411,544	$-	$494,642
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:	$-	$152,872	$-

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

For the year ending December 31,	Lease Payments
2026	567,190
2027	396,395
2028	70,000
Total lease payments	1,033,585
Less: imputed interest	57,518
Total	976,067
Less: current portion	527,415
Non-current portion	$448,652